Operating Leases	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Operating Leases

12. Operating Leases

The Company leases office and warehouse space and vehicles under operating lease agreements that expire on various dates through 2026.

Approximate future minimum annual rental commitments under these operating leases as of December 31, 2017 are as follows (in thousands):

Years Ending December 31,	Amount
2018	$8,176
2019	5,978
2020	4,661
2021	3,830
2022	3,175
2023 and thereafter	3,964

Total	$29,784

Rent expense was $5,402,000, $4,648,000 and $3,360,000 for the years ended December 31, 2017, 2016 and 2015, respectively.